Schedule of Future Minimum Lease Payments Due (Detail) (USD $)	Sep. 30, 2014
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2015	$ 30,186
Future minimum payments due, Total	$ 30,186